Segment Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [abstract]
Summary of Reportable Segments Financial Information

The segment information for the reportable segment for the half-year 31 December 2019 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit /(loss) $
Operations	586	447,756	448,342	(2,647,698)
December 2018
Operations	18,402	338,588	356,990	(3,123,372)

Consolidated entity December 2019	Assets $	Liabilities $	Amortisation/ depreciation $	Purchases of equipment $
Operations	4,343,606	(1,481,301)	(39,561)	2,521
June 2019
Operations	3,265,005	(1,493,799)	(156,248)	5,353

The Company’s operating segment is summarized as follows:

Business segments

		Revenues and income
Segment		Sales	Other	Totals	Profit / (loss)
		A$	A$	A$	A$
Operations	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

				Amortization	Purchases of
Segment		Assets	Liabilities	/depreciation	equipment
		A$	A$	A$	A$
Operations	2019	3,265,005	(1,493,799)	(156,248)	5,353
	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799

Summary of Geographical Information

The segment information for the reportable segment for the half-year 31 December 2019 and 2018 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit/(loss) $
Australia	-	447,756	447,756	(2,418,577)
U.S.	586	-	586	(229,121)
Total	586	447,756	448,342	(2,647,698)

December 2018
Australia	-	338,588	338,588	(1,580,663)
U.S.	18,402	-	18,402	(1,542,709)
Total	18,402	338,588	356,990	(3,123,372)

Geographic information

		Revenues and income
		Sales	Other	Totals	Profit/(Loss)
		A$	A$	A$	A$
Australia	2019	5,247	1,019,769	1,025,016	(5,791,950)
	2018	—	441,476	441,476	(3,504,098)
	2017	18,215	344,112	362,327	(7,000,994)
U.S.	2019	20,197	—	20,197	(633,654)
	2018	189,254	—	189,254	(1,959,774)
	2017	500,291	—	500,291	(1,371,001)
Other	2019	—	—	—	—
	2018	—	—	—	—
	2017	—	—	—	(31,831)
Totals	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

Summary of Intersegment Balances and Transactions

Included in the above figures are the following intersegment balances and transactions:

	Consolidated
	2019	2018	2017
	A$	A$	A$
Foreign exchange gain (U.S.) and foreign exchange loss (Australia)	291,542	981,141	776,295
Cost of sales (U.S.) and sales (Australia)	9,708	38,352	74,762